Related Party Transactions - Feelux Bonds (Details) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 30, 2025	Sep. 15, 2018	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Amount borrowed			$ 1,442,500		$ 1,442,500	$ 19,973,000
Exercise price of warrants			$ 11.5		$ 11.5
Warrant liability			$ 33,422		$ 29,244
Proceeds from bonds				$ 713,000	4,340,000	3,923,000
Conversion of related party short-term debt into common stock					14,797,901
Conversion of stock	112,222,220
Accrued interest, related parties			222,558		203,921	955,119
Related party
Related Party Transactions
Amount borrowed			1,442,500		1,442,500	19,973,000
Related party | Feelux Co. Ltd
Related Party Transactions
Conversion of stock	9,999,999
Conversion of debt	4,000,000
Related party | Feelux Bonds
Related Party Transactions
Amount borrowed		$ 10,000,000	0		0	10,000,000
Interest rate		1.00%
Warrants issued		6,666,666
Exercise price of warrants		$ 1.5
Warrant liability		$ 6,400,000
Contractual term		5 years
Proceeds from bonds		$ 10,000,000			0	10,000,000
Debt discount		$ 4,499,142
Effective interest rate		21.00%
Conversion of related party short-term debt into common stock	$ 10,681,146
Accrued interest, related parties			0		0	646,124
Related party | Feelux Bonds | Expected stock volatility
Related Party Transactions
Measurement input		0.82
Related party | Feelux Bonds | Risk-free interest rate
Related Party Transactions
Measurement input		0.029
Related party | Feelux Bonds | Expected dividends
Related Party Transactions
Measurement input		0
Related party | Feelux Bonds | Maximum [Member]
Related Party Transactions
Interest expense relating to loan			$ 0		26,251
Related party | Feelux Bonds | Feelux Co. Ltd | Maximum [Member]
Related Party Transactions
Interest expense relating to loan					$ 35,023	$ 106,087